Note 5 - Premises and Equipment	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(5)	Premises and Equipment

The detail of premises and equipment at  December 31, 2022 and 2021 is as follows:

	In Thousands
	2022	2021
Land	$20,822	$20,156
Buildings	46,579	46,112
Leasehold improvements	1,621	1,155
Furniture and equipment	14,858	14,705
Automobiles	373	241
Construction-in-progress	2,711	3,335
	86,964	85,704
Less accumulated depreciation	(24,933)	(22,858)
	$62,031	$62,846

During 2022, 2021 and 2020, payments of $379,000, $1,227,000 and $571,000, respectively, were made to an entity owned by a director for the construction of buildings and repair work on existing buildings.

Depreciation expense was $4,370,000, $4,235,000 and $4,250,000 for the years ended December 31, 2022, 2021 and 2020, respectively.